Fair Value	12 Months Ended
Dec. 31, 2011
Fair Value [Abstract]
Fair Value
12.	Fair Value

The following disclosures show the hierarchal disclosure framework associated with the level of pricing observations utilized in measuring assets and liabilities at fair value. The three broad levels defined by U.S. generally accepted accounting principles are as follows:

Level I:	Quoted prices are available in the active markets for identical assets or liabilities as of the reported date.

Level II:

Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reported date. The nature of these assets and liabilities include items for which quoted prices are available but traded less frequently and items that are fair valued using other financial instruments, the parameters of which can be directly observed.

Level III:

Assets and liabilities that have little to no pricing observability as of the reported date. These items do not have two-way markets and are measured using management's best estimate of fair value, where the inputs into the determination of fair value require significant management judgment or estimation.

The following tables present the assets and liabilities reported on the consolidated statements of financial condition at their fair value on a recurring basis as of December 31, 2011 and 2010 by level within the fair value hierarchy. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

(Dollar amounts in thousands)	As of December 31, 2011
	Level 1	Level II	Level III	Total
Assets:
Securities available for sale
Trust preferred securities	$-	$1,755	$35,789	$37,544
Municipal securities	-	184,485	-	184,485
Equity securities	2,103	-	-	2,103
Corporate bonds	-	164,779	-	164,779
Mortgage backed securities
U.S. sponsored entities	-	732,302	-	732,302
Private label	-	8,903	-	8,903

Subtotal mortgage-backed securities	-	741,205	-	741,205

Total securities available for sale	$2,103	$1,092,224	$35,789	$1,130,116

Other Assets
Interest rate caps	$-	$532	$-	$532

Total other assets	$-	$532	$-	$532

Liabilities:
Other Liabilities
Interest rate swaps	$-	$5,531	$-	$5,532

Total other liabilities	$-	$5,531	$-	$5,532

(Dollar amounts in thousands)	As of December 31, 2010
	Level 1	Level II	Level III	Total
Assets:
Securities available for sale
Trust preferred securities	$-	$1,615	$37,361	$38,976
Municipal securities	-	163,177	-	163,177
Equity securities	1,850	-	-	1,850
Corporate bonds	-	122,662	-	122,662
Mortgage backed securities
U.S. sponsored entities	-	738,262	-	738,262
Private label	-	12,745	-	12,745

Subtotal mortgage-backed securities	-	751,007	-	751,007

Total securities available for sale	$1,850	$1,038,461	$37,361	$1,077,672

Other Assets
Interest rate caps	$-	$725	$-	$725

Total other assets	$-	$725	$-	$725

Liabilities:
Other Liabilities
Interest rate swaps	$-	$2,857	$-	$2,857

Total other liabilities	$-	$2,857	$-	$2,857

Due to recent uncertainties in the credit markets broadly and the lack of both trading and new issuance of floating rate trust preferred securities, market price indications generally reflect the lack of liquidity in these markets. Due to this lack of practical quoted prices, fair value for floating rate trust preferred securities has been determined using a discounted cash-flow technique. Cash flows are estimated based upon the contractual terms of each instrument. Market rates have been calculated based upon the five year historical discount margin for these instruments from August 2002 through August 2007, when the market was more liquid. These market rates were then adjusted for credit spreads and liquidity risk given the current markets. Credit spreads are based upon the Moody's rating for each bond and range from 45 to 90 basis points. Liquidity risk adjustments ranged from 15 to 65 basis points where the securities of the 15 largest banks in the United States are assigned 15 to 40 basis points and banks outside of the top 15 were given a higher liquidity risk adjustment. Approximately $17.8 million or 49.7% of the $35.8 million in floating rate trust preferred securities represent investments in two of the four largest banks in the United States.

At December 31, 2011, the Company utilized an independent third party to determine the fair value on its CDO. The third party's methodology used market-based yield indicators as a baseline to determine an appropriate discount rate, which was adjusted based on the credit and structural analysis of the Company's CDO.

The following table presents the changes in the Level III fair-value category for the years ended December 31, 2011 and 2010. The Company classifies financial instruments in Level III of the fair-value hierarchy when there is reliance on at least one significant unobservable input to the valuation model. In addition to these unobservable inputs, the valuation models for Level III financial instruments typically also rely on a number of inputs that are readily observable either directly or indirectly.

Fair value measurements using significant unobservable inputs (Level III):

	Securities available for sale
	2011	2010
Beginning balance January 1,	$37,361	$39,003
Total net realized/unrealized gains (losses)
Included in earnings:
Interest income on securities	14	14
Net realized loss on securities available for sale	(78)	(810)
Included in other comprehensive income (loss)	(1,008)	(846)
Transfers in and/or out of Level III	-	-
Purchases, issuances, sales and settlements
Purchases	-	-
Issuances	-	-
Sales	-	-
Settlements	(500)	-

Ending balance, December 31,	$35,789	$37,361

The following table summarizes changes in unrealized gains and losses recorded in earnings for the year ended December 31, 2011 and December 31, 2010, for Level III assets and liabilities that were still held at December 31, 2011 and 2010.

	Securities available for sale
	2011	2010
Interest income on securities	$14	$14
Net realized loss on securities available for sale	(78)	(810)

Total	$(64)	$(796)

The following table presents the assets and liabilities reported on the consolidated statements of financial condition at their fair value on a non-recurring basis as of December 31, 2011 and 2010 by level within the fair value hierarchy. As required by GAAP, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

(Dollar amounts in thousands)	As of December 31, 2011
	Level 1	Level II	Level III	Total
Assets:
Impaired Loans	$-	$-	$14,054	$14,054
Loans held for sale	-	-	-	-
Real estate acquired through foreclosure	-	-	3,883	3,883
Servicing assets	-	-	16	16

(Dollar amounts in thousands)	As of December 31, 2010
	Level 1	Level II	Level III	Total
Assets:
Impaired Loans	$-	$-	$8,066	$8,066
Loans held for sale	-	80	-	80
Real estate acquired through foreclosure	-	-	1,083	1,083
Servicing assets	-	-	24	24